CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Convertible promissory notes payable
$
Balance, December 31, 2017	1,582,495

Issuances	372,463
Repayments	-
Conversions to Common Shares	(681,350)
Interest Accrued	64,984
Unrealized Foreign Exchange Adjustment	21,179

Balance, June 30, 2018	1,359,771